Lease (Details) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020 [1]	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Notes to Financial Statements
Operating lease cost	$ 32,648	$ 6,666	$ 26,664	$ 8,888
Short-term lease costs
Total net lease costs	$ 32,648	$ 6,666	$ 26,664	$ 8,888

[1]	Represents 3 months of rent expense at $2,222 per month, $26,400 lease termination fee and ($418) of unrecognized interest expense.